NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY (Details Narrative) - USD ($)	Oct. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Accounting Policies [Abstract]
Accumulated Deficit	$ 29,527,929	$ 26,755,665	$ 24,748,829